October 26, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:         Salient MF Trust (the “Trust”)

File Nos. 333-180225; 811-22678

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 17 (Amendment No. 18 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including a prospectus for Class R6 shares of the Salient MLP & Energy Infrastructure Fund II (the “Fund”) and an updated Statement of Additional Information with respect to each series of the Trust.

The purpose of the Amendment is to register Class R6 shares of the Fund, and to make certain modifications to the Statement of Additional Information. No fees are required in connection with this filing.

Pursuant to Rule 485(a) under the Securities Act, Post-Effective Amendment No. 17 will become effective 60 days after filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3166.

Sincerely,

/s/ Richard F. Kerr
Richard F. Kerr